Goodwill And Intangible Assets - Schedule of Gross Carrying Amount and Accumulated Amortization for Identifiable Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount and accumulated amortization for identifiable intangible asset [Abstract]
Gross carrying amount	$ 243	$ 243
Accumulated amortization	(94)	(78)
Net amortizing intangibles	$ 149	$ 165